Schedule of Portfolio Investments
Boston Trust Asset Management Fund
March 31, 2024 (Unaudited)

Common Stocks (76.9%)
	Shares	Fair Value ($)
Communication Services (8.2%)
Alphabet, Inc., Class A (a)	40,000	6,037,200
Alphabet, Inc., Class C (a)	220,000	33,497,200
Comcast Corp., Class A	200,000	8,670,000
		48,204,400
Consumer Discretionary (5.0%)
Lowe's Cos., Inc.	25,000	6,368,250
NIKE, Inc., Class B	102,500	9,632,950
O'Reilly Automotive, Inc. (a)	4,500	5,079,960
Ross Stores, Inc.	15,000	2,201,400
Starbucks Corp.	67,000	6,123,130
		29,405,690
Consumer Staples (7.0%)
Church & Dwight Co., Inc.	50,000	5,215,500
Costco Wholesale Corp.	28,500	20,879,955
McCormick & Co., Inc. (Non Voting)	40,000	3,072,400
PepsiCo, Inc.	30,000	5,250,300
Procter & Gamble (The) Co.	25,000	4,056,250
Sysco Corp.	35,000	2,841,300
		41,315,705
Energy (3.5%)
Chevron Corp.	20,000	3,154,800
ConocoPhillips	25,000	3,182,000
Exxon Mobil Corp.	100,000	11,624,000
Schlumberger NV	45,000	2,466,450
		20,427,250
Financials (12.4%)
American Express Co.	22,000	5,009,180
Berkshire Hathaway, Inc., Class B (a)	20,000	8,410,400
Chubb Ltd.	18,000	4,664,340
Cincinnati Financial Corp.	60,000	7,450,200
FactSet Research Systems, Inc.	13,720	6,234,231
JPMorgan Chase & Co.	80,000	16,024,000
Northern Trust Corp.	40,000	3,556,800
T. Rowe Price Group, Inc.	45,000	5,486,400
Visa, Inc., Class A	57,500	16,047,100
		72,882,651
Health Care (10.0%)
Agilent Technologies, Inc.	1,000	145,510
Becton, Dickinson and Co.	35,000	8,660,750
Edwards Lifesciences Corp. (a)	95,000	9,078,200
Johnson & Johnson	56,500	8,937,735
Merck & Co., Inc.	50,000	6,597,500
Mettler-Toledo International, Inc. (a)	3,500	4,659,515
Stryker Corp.	25,000	8,946,750
UnitedHealth Group, Inc.	17,750	8,780,925
Waters Corp. (a)	7,500	2,581,725
		58,388,610
Industrials (9.3%)
Automatic Data Processing, Inc.	65,000	16,233,100
Donaldson Co., Inc.	50,000	3,734,000
Hubbell, Inc.	19,000	7,885,950
Illinois Tool Works, Inc.	25,400	6,815,582
Union Pacific Corp.	25,500	6,271,215
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
United Parcel Service, Inc., Class B	42,000	6,242,460
W.W. Grainger, Inc.	7,300	7,426,290
		54,608,597
Information Technology (19.0%)
Accenture PLC, Class A	62,000	21,489,820
Analog Devices, Inc.	22,500	4,450,275
Apple, Inc.	167,000	28,637,160
Applied Materials, Inc.	15,000	3,093,450
Cisco Systems, Inc.	65,000	3,244,150
Microsoft Corp.	98,150	41,293,668
Oracle Corp.	50,000	6,280,500
TE Connectivity Ltd.	20,000	2,904,800
		111,393,823
Materials (1.9%)
Air Products and Chemicals, Inc.	25,500	6,177,885
AptarGroup, Inc.	32,500	4,676,425
		10,854,310
Utilities (0.6%)
Eversource Energy	500	29,885
WEC Energy Group, Inc.	40,000	3,284,800
		3,314,685
TOTAL COMMON STOCKS (Cost $102,937,146)		450,795,721

Corporate Bonds (3.9%)
	Principal Amount ($)
Communication Services (0.1%)
Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	250,000	238,622
Consumer Discretionary (0.5%)
Home Depot (The), Inc., 2.70%, 4/15/30	1,000,000	891,129
Lowe's Cos., Inc., 3.10%, 5/3/27, Callable 2/3/27 @ 100	750,000	711,513
Lowe's Cos., Inc., 1.30%, 4/15/28	750,000	654,042
McDonald's Corp., 2.63%, 9/1/29, MTN, Callable 6/1/29 @ 100	500,000	450,691
Toyota Motor Credit Corp., 3.65%, 1/8/29	350,000	333,178
		3,040,553
Consumer Staples (0.1%)
The Estee Lauder (The) Cos., Inc., 2.38%, 12/1/29, Callable 9/1/29 @ 100	750,000	660,088
Financials (1.4%)
Bank of America Corp., 4.18%, 11/25/27, Callable 11/25/26 @ 100	500,000	485,528
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	1,936,576
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	531,685

Schedule of Portfolio Investments
Boston Trust Asset Management Fund
March 31, 2024 (Unaudited)
Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Financials (continued)
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	983,616
JPMorgan Chase & Co., (Variable, 3M CME Term SOFR + 1.38%), 4.01%, 4/23/29(b)	500,000	479,481
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	1,945,188
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	1,950,631
		8,312,705
Health Care (0.6%)
Becton, Dickinson & Co., 6.70%, 12/1/26	750,000	777,760
Merck & Co., Inc., 1.70%, 6/10/27	350,000	319,136
Pfizer, Inc., 3.60%, 9/15/28	500,000	479,518
Stryker Corp., 1.95%, 6/15/30	1,000,000	844,139
UnitedHealth Group, Inc., 3.38%, 4/15/27	500,000	481,311
Zoetis, Inc., 3.90%, 8/20/28	750,000	722,142
		3,624,006
Industrials (0.7%)
Emerson Electric Co., 2.00%, 12/21/28, Callable 10/21/28 @ 100	1,400,000	1,244,603
Hubbell, Inc., 3.50%, 2/15/28	1,000,000	949,263
John Deere Capital, 2.80%, 9/8/27, MTN	500,000	469,213
John Deere Capital, 3.45%, 3/7/29, MTN	1,250,000	1,181,048
Union Pacific Corp., 3.95%, 9/10/28	400,000	390,113
		4,234,240
Information Technology (0.4%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,430,913
Materials (0.1%)
Air Products and Chemicals, Inc., 1.85%, 5/15/27	400,000	367,413
TOTAL CORPORATE BONDS (Cost $23,627,238)		22,908,540

U.S. Government & U.S. Government Agency Obligations (18.4%)

Federal Farm Credit Bank (2.3%)
3.39%, 2/1/28	2,000,000	1,931,981
3.85%, 12/26/25	2,770,000	2,725,748
2.95%, 1/27/25	2,000,000	1,965,846
3.25%, 2/27/34	1,500,000	1,355,688
3.88%, 9/20/32	1,000,000	960,788
4.38%, 3/3/33	1,500,000	1,490,218
3.50%, 3/2/34	3,000,000	2,770,513
		13,200,782
Federal Home Loan Bank (1.3%)
2.88%, 9/13/24	2,500,000	2,473,209
3.50%, 7/20/32	1,500,000	1,405,252
U.S. Government & U.S. Government Agency Obligations (continued)
	Principal Amount ($)	Fair Value ($)
Federal Home Loan Bank (continued)
4.00%, 6/10/33	2,500,000	2,416,082
2.50%, 12/10/27	1,500,000	1,404,356
		7,698,899
U.S. Treasury Bond (5.1%)
5.38%, 2/15/31	5,500,000	5,909,277
4.50%, 2/15/36	15,250,000	15,881,445
3.50%, 2/15/39	4,250,000	3,910,166
4.38%, 8/15/43	4,000,000	3,958,125
		29,659,013
U.S. Treasury Inflation Indexed Note (0.5%)
0.63%, 7/15/32	3,184,500	2,891,782
U.S. Treasury Note (9.2%)
2.25%, 11/15/27	6,500,000	6,049,062
2.88%, 5/15/28	7,500,000	7,100,977
2.13%, 5/31/26	5,000,000	4,748,437
0.88%, 11/15/30	11,000,000	8,910,859
1.63%, 5/15/31	10,000,000	8,434,375
3.38%, 5/15/33	6,000,000	5,625,937
3.88%, 8/15/33	14,000,000	13,641,250
		54,510,897
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $106,883,744)		107,961,373

Investment Companies (0.6%)
	Shares
Northern Institutional Treasury Portfolio (Premier Class), 5.15% (c)	3,677,390	3,677,390
TOTAL INVESTMENT COMPANIES (Cost $3,677,390)		3,677,390
Total Investments (Cost $237,125,518) — 99.8%		585,343,024
Other assets in excess of liabilities — 0.2%		925,068
Net Assets — 100.0%		$586,268,092

(a)	Non-income producing security.
(b)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of March 31, 2024.
(c)	Rate disclosed is the seven day yield as of March 31, 2024.

MTN	Medium Term Note
PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Equity Fund
March 31, 2024 (Unaudited)

Common Stocks (99.2%)
	Shares	Fair Value ($)
Communication Services (9.4%)
Alphabet, Inc., Class A (a)	15,000	2,263,950
Alphabet, Inc., Class C (a)	100,000	15,226,000
Comcast Corp., Class A	116,500	5,050,275
		22,540,225
Consumer Discretionary (6.6%)
Lowe's Cos., Inc.	10,000	2,547,300
NIKE, Inc., Class B	30,000	2,819,400
O'Reilly Automotive, Inc. (a)	3,300	3,725,304
Ross Stores, Inc.	7,000	1,027,320
Starbucks Corp.	40,000	3,655,600
TJX (The) Cos., Inc.	21,500	2,180,530
		15,955,454
Consumer Staples (8.5%)
Church & Dwight Co., Inc.	15,000	1,564,650
Costco Wholesale Corp.	12,800	9,377,664
Diageo PLC, Sponsored ADR	7,500	1,115,550
Hershey (The) Co.	5,000	972,500
McCormick & Co., Inc. (Non Voting)	14,000	1,075,340
PepsiCo, Inc.	18,000	3,150,180
Procter & Gamble (The) Co.	9,000	1,460,250
Sysco Corp.	20,000	1,623,600
		20,339,734
Energy (4.8%)
Chevron Corp.	13,000	2,050,620
Exxon Mobil Corp.	50,000	5,812,000
Schlumberger NV	67,500	3,699,675
		11,562,295
Financials (14.9%)
American Express Co.	11,500	2,618,435
Berkshire Hathaway, Inc., Class B (a)	8,750	3,679,550
Chubb Ltd.	10,000	2,591,300
Cincinnati Financial Corp.	20,000	2,483,400
FactSet Research Systems, Inc.	7,500	3,407,925
JPMorgan Chase & Co.	44,250	8,863,275
Northern Trust Corp.	22,500	2,000,700
T. Rowe Price Group, Inc.	20,000	2,438,400
Visa, Inc., Class A	28,000	7,814,240
		35,897,225
Health Care (15.5%)
Agilent Technologies, Inc.	20,000	2,910,200
Becton, Dickinson and Co.	15,000	3,711,750
Cooper (The) Cos., Inc.	33,000	3,348,180
Edwards Lifesciences Corp. (a)	22,500	2,150,100
Johnson & Johnson	28,500	4,508,415
Merck & Co., Inc.	22,500	2,968,875
Mettler-Toledo International, Inc. (a)	1,500	1,996,935
Stryker Corp.	12,000	4,294,440
UnitedHealth Group, Inc.	11,500	5,689,050
Waters Corp. (a)	10,750	3,700,473
Zoetis, Inc.	12,000	2,030,520
		37,308,938
Industrials (12.3%)
Automatic Data Processing, Inc.	20,000	4,994,800
Deere & Co.	4,750	1,951,015
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Donaldson Co., Inc.	15,000	1,120,200
Hubbell, Inc.	10,000	4,150,500
Illinois Tool Works, Inc.	15,000	4,024,950
Union Pacific Corp.	18,500	4,549,705
United Parcel Service, Inc., Class B	15,000	2,229,450
W.W. Grainger, Inc.	6,500	6,612,450
		29,633,070
Information Technology (23.6%)
Accenture PLC, Class A	25,000	8,665,250
Analog Devices, Inc.	16,500	3,263,535
Apple, Inc.	80,750	13,847,010
Applied Materials, Inc.	10,250	2,113,857
Microsoft Corp.	51,000	21,456,720
Oracle Corp.	40,000	5,024,400
TE Connectivity Ltd.	16,500	2,396,460
		56,767,232
Materials (2.4%)
Air Products and Chemicals, Inc.	14,800	3,585,596
AptarGroup, Inc.	14,250	2,050,433
		5,636,029
Utilities (1.2%)
Eversource Energy	11,700	699,309
WEC Energy Group, Inc.	25,000	2,053,000
		2,752,309
TOTAL COMMON STOCKS (Cost $74,893,618)		238,392,511

Investment Companies (0.7%)

Northern Institutional Treasury Portfolio (Premier Class), 5.15% (b)	1,702,148	1,702,148
TOTAL INVESTMENT COMPANIES (Cost $1,702,148)		1,702,148
Total Investments (Cost $76,595,766) — 99.9%		240,094,659
Other assets in excess of liabilities — 0.1%		125,152
Net Assets — 100.0%		$240,219,811

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2024.

ADR	American Depositary Receipt
PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Midcap Fund
March 31, 2024 (Unaudited)

Common Stocks (99.0%)
	Shares	Fair Value ($)
Communication Services (2.9%)
Cable One, Inc.	2,885	1,220,730
Electronic Arts, Inc.	25,865	3,431,509
Omnicom Group, Inc.	25,125	2,431,095
		7,083,334
Consumer Discretionary (11.3%)
AutoZone, Inc. (a)	1,360	4,286,244
Carter's, Inc.	31,590	2,675,041
Choice Hotels International, Inc.	27,525	3,477,784
Columbia Sportswear Co.	28,880	2,344,478
Ross Stores, Inc.	31,905	4,682,378
Ulta Beauty, Inc. (a)	8,910	4,658,861
Williams-Sonoma, Inc.	16,910	5,369,432
		27,494,218
Consumer Staples (6.7%)
BJ's Wholesale Club Holdings, Inc. (a)	45,835	3,467,418
Church & Dwight Co., Inc.	21,800	2,273,958
Dollar General Corp.	17,675	2,758,360
Hershey (The) Co.	15,695	3,052,677
McCormick & Co., Inc. (Non Voting)	33,260	2,554,701
Sysco Corp.	28,715	2,331,084
		16,438,198
Energy (4.1%)
Baker Hughes Co.	146,370	4,903,395
Marathon Oil Corp.	180,165	5,105,876
		10,009,271
Financials (15.4%)
American Financial Group, Inc.	23,340	3,185,443
Brown & Brown, Inc.	33,925	2,969,795
Cboe Global Markets, Inc.	16,450	3,022,358
Cincinnati Financial Corp.	19,550	2,427,524
East West Bancorp, Inc.	30,120	2,382,793
Everest Re Group Ltd.	7,740	3,076,650
FactSet Research Systems, Inc.	10,200	4,634,778
M&T Bank Corp.	19,860	2,888,438
Northern Trust Corp.	37,940	3,373,625
SEI Investments Co.	81,280	5,844,032
T. Rowe Price Group, Inc.	31,140	3,796,589
		37,602,025
Health Care (12.3%)
Agilent Technologies, Inc.	24,200	3,521,342
Chemed Corp.	3,790	2,432,915
Cooper (The) Cos., Inc.	49,860	5,058,795
Laboratory Corp. of America Holdings	10,855	2,371,383
Medpace Holdings, Inc. (a)	5,700	2,303,655
Mettler-Toledo International, Inc. (a)	2,975	3,960,588
STERIS PLC	13,990	3,145,232
Teleflex, Inc.	10,580	2,392,879
Waters Corp. (a)	13,605	4,683,249
		29,870,038
Industrials (19.2%)
A O Smith Corp.	35,930	3,214,298
Allegion PLC	26,580	3,580,592
AMETEK, Inc.	25,320	4,631,028
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Broadridge Financial Solutions, Inc.	10,735	2,199,172
Donaldson Co., Inc.	56,615	4,228,008
Expeditors International of Washington, Inc.	27,615	3,357,156
Hubbell, Inc.	8,650	3,590,182
Lincoln Electric Holdings, Inc.	9,350	2,388,364
Nordson Corp.	14,480	3,975,339
Paychex, Inc.	54,520	6,695,056
Paycom Software, Inc.	16,995	3,382,175
Rockwell Automation, Inc.	9,905	2,885,624
W.W. Grainger, Inc.	2,700	2,746,710
		46,873,704
Information Technology (11.2%)
Amdocs Ltd.	25,860	2,336,968
ANSYS, Inc. (a)	11,210	3,891,664
Check Point Software Technologies Ltd. (a)	16,375	2,685,664
F5, Inc. (a)	14,330	2,716,825
Fortinet, Inc. (a)	47,935	3,274,440
TE Connectivity Ltd.	28,390	4,123,363
Teradyne, Inc.	46,520	5,248,851
Zebra Technologies Corp., Class A (a)	10,220	3,080,717
		27,358,492
Materials (6.7%)
AptarGroup, Inc.	28,830	4,148,349
Avery Dennison Corp.	14,765	3,296,286
Ball Corp.	45,820	3,086,435
Packaging Corp. of America	14,785	2,805,898
RPM International, Inc.	26,035	3,096,863
		16,433,831
Real Estate (3.7%)
AvalonBay Communities, Inc.	14,855	2,756,494
CubeSmart	52,120	2,356,866
Jones Lang LaSalle, Inc. (a)	20,200	3,940,818
		9,054,178
Utilities (5.5%)
Atmos Energy Corp.	21,560	2,562,837
Essential Utilities, Inc.	73,155	2,710,393
Eversource Energy	59,370	3,548,545
ONE Gas, Inc.	31,995	2,064,637
WEC Energy Group, Inc.	29,600	2,430,752
		13,317,164
TOTAL COMMON STOCKS (Cost $170,074,593)		241,534,453

Schedule of Portfolio Investments
Boston Trust Midcap Fund
March 31, 2024 (Unaudited)
Investment Companies (1.0%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 5.15% (b)	2,548,280	2,548,280
TOTAL INVESTMENT COMPANIES (Cost $2,548,280)		2,548,280
Total Investments (Cost $172,622,873) — 100.0%		244,082,733
Other assets in excess of liabilities — 0.0%		12,129
Net Assets — 100.0%		$244,094,862

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2024.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust SMID Cap Fund
March 31, 2024 (Unaudited)

Common Stocks (99.4%)
	Shares	Fair Value ($)
Communication Services (1.2%)
Interpublic Group of (The) Cos., Inc.	288,940	9,428,112
Consumer Discretionary (11.6%)
Carter's, Inc.	90,266	7,643,725
Cavco Industries, Inc. (a)	15,764	6,290,782
Choice Hotels International, Inc.	95,549	12,072,616
Columbia Sportswear Co.	106,964	8,683,338
Service Corp. International	209,065	15,514,714
Texas Roadhouse, Inc.	59,537	9,196,680
TopBuild Corp. (a)	28,811	12,697,872
Williams-Sonoma, Inc.	52,955	16,814,801
		88,914,528
Consumer Staples (4.4%)
BJ's Wholesale Club Holdings, Inc. (a)	206,151	15,595,323
Flowers Foods, Inc.	424,202	10,074,798
McCormick & Co., Inc. (Non Voting)	103,610	7,958,284
		33,628,405
Energy (4.2%)
Cactus, Inc., Class A	187,754	9,404,598
Callon Petroleum Co. (a)	191,450	6,846,252
Helmerich & Payne, Inc.	207,460	8,725,767
Magnolia Oil & Gas Corp., Class A	270,181	7,011,197
		31,987,814
Financials (16.1%)
American Financial Group, Inc.	88,670	12,101,682
Cboe Global Markets, Inc.	63,400	11,648,482
Cincinnati Financial Corp.	79,011	9,810,796
Cohen & Steers, Inc.	72,603	5,582,445
Commerce Bancshares, Inc.	93,470	4,972,604
East West Bancorp, Inc.	124,585	9,855,919
FactSet Research Systems, Inc.	26,600	12,086,774
International Bancshares Corp.	138,597	7,780,835
Jack Henry & Associates, Inc.	46,603	8,096,339
Northern Trust Corp.	100,995	8,980,475
SEI Investments Co.	220,913	15,883,645
Selective Insurance Group, Inc.	95,506	10,426,390
UMB Financial Corp.	76,635	6,666,479
		123,892,865
Health Care (11.5%)
Charles River Laboratories International, Inc. (a)	62,156	16,841,168
Chemed Corp.	21,953	14,092,289
Cooper (The) Cos., Inc.	145,859	14,798,854
Medpace Holdings, Inc. (a)	27,100	10,952,465
Revvity, Inc.	55,727	5,851,335
Teleflex, Inc.	48,689	11,011,991
Waters Corp. (a)	42,738	14,711,702
		88,259,804
Industrials (21.8%)
A O Smith Corp.	126,417	11,309,265
Allegion PLC	90,300	12,164,313
Applied Industrial Technologies, Inc.	59,336	11,721,827
Donaldson Co., Inc.	193,789	14,472,162
ExlService Holdings, Inc. (a)	403,107	12,818,802
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Expeditors International of Washington, Inc.	90,171	10,962,089
Hubbell, Inc.	29,998	12,450,670
IDEX Corp.	49,191	12,003,588
Lincoln Electric Holdings, Inc.	50,286	12,845,056
Masco Corp.	78,827	6,217,874
Nordson Corp.	56,407	15,485,978
Paycom Software, Inc.	55,227	10,990,725
Robert Half International, Inc.	64,469	5,111,102
Snap-on, Inc.	40,954	12,131,394
Toro (The) Co.	74,403	6,817,547
		167,502,392
Information Technology (13.6%)
Akamai Technologies, Inc. (a)	58,836	6,399,003
Amdocs Ltd.	110,950	10,026,552
Check Point Software Technologies Ltd. (a)	68,412	11,220,252
Dolby Laboratories, Inc., Class A	80,925	6,779,087
F5, Inc. (a)	67,877	12,868,801
Manhattan Associates, Inc. (a)	22,265	5,571,371
NetApp, Inc.	97,206	10,203,714
Progress Software Corp.	175,225	9,341,245
Qualys, Inc. (a)	87,200	14,551,064
Teradyne, Inc.	71,292	8,043,876
Zebra Technologies Corp., Class A (a)	30,694	9,252,399
		104,257,364
Materials (6.8%)
AptarGroup, Inc.	106,513	15,326,156
Avery Dennison Corp.	46,698	10,425,329
Packaging Corp. of America	45,688	8,670,669
RPM International, Inc.	103,110	12,264,934
Silgan Holdings, Inc.	113,765	5,524,428
		52,211,516
Real Estate (6.3%)
Camden Property Trust	68,308	6,721,507
CubeSmart	168,085	7,600,804
Healthpeak Properties, Inc.	305,070	5,720,063
Jones Lang LaSalle, Inc. (a)	56,941	11,108,620
Lamar Advertising Co., Class A	79,220	9,459,660
STAG Industrial, Inc.	194,088	7,460,743
		48,071,397
Utilities (1.9%)
Atmos Energy Corp.	37,748	4,487,105
IDACORP, Inc.	46,603	4,328,953
ONE Gas, Inc.	91,872	5,928,500
		14,744,558
TOTAL COMMON STOCKS (Cost $615,628,947)		762,898,755

Schedule of Portfolio Investments
Boston Trust SMID Cap Fund
March 31, 2024 (Unaudited)
Investment Companies (0.9%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 5.15% (b)	7,164,792	7,164,792
TOTAL INVESTMENT COMPANIES (Cost $7,164,792)		7,164,792
Total Investments (Cost $622,793,739) — 100.3%		770,063,547
Liabilities in excess of other assets — (0.3)%		(2,302,213)
Net Assets — 100.0%		$767,761,334

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2024.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden Balanced Fund
March 31, 2024 (Unaudited)

Common Stocks (69.7%)
	Shares	Fair Value ($)
Communication Services (6.6%)
Alphabet, Inc., Class A (a)	20,000	3,018,600
Alphabet, Inc., Class C (a)	42,300	6,440,598
Comcast Corp., Class A	37,575	1,628,876
		11,088,074
Consumer Discretionary (5.3%)
AutoZone, Inc. (a)	780	2,458,287
Lowe's Cos., Inc.	5,800	1,477,434
NIKE, Inc., Class B	17,000	1,597,660
Ross Stores, Inc.	13,000	1,907,880
Starbucks Corp.	15,850	1,448,532
		8,889,793
Consumer Staples (4.2%)
Costco Wholesale Corp.	4,200	3,077,046
Dollar General Corp.	7,000	1,092,420
PepsiCo, Inc.	15,915	2,785,284
		6,954,750
Energy (4.3%)
ConocoPhillips	39,580	5,037,742
Schlumberger NV	38,690	2,120,599
		7,158,341
Financials (10.7%)
Chubb Ltd.	9,500	2,461,735
FactSet Research Systems, Inc.	3,000	1,363,170
JPMorgan Chase & Co.	26,875	5,383,063
Marsh & McLennan Cos., Inc.	8,000	1,647,840
Northern Trust Corp.	13,285	1,181,302
T. Rowe Price Group, Inc.	10,000	1,219,200
Visa, Inc., Class A	16,465	4,595,052
		17,851,362
Health Care (10.7%)
Agilent Technologies, Inc.	8,000	1,164,080
Becton, Dickinson and Co.	7,250	1,794,013
Cooper (The) Cos., Inc.	12,000	1,217,520
Johnson & Johnson	19,815	3,134,535
Merck & Co., Inc.	15,000	1,979,250
Stryker Corp.	9,250	3,310,297
UnitedHealth Group, Inc.	6,750	3,339,225
Waters Corp. (a)	5,425	1,867,448
		17,806,368
Industrials (7.1%)
Automatic Data Processing, Inc.	6,695	1,672,010
Deere & Co.	5,500	2,259,070
Donaldson Co., Inc.	14,290	1,067,177
Hubbell, Inc.	7,000	2,905,350
Union Pacific Corp.	9,755	2,399,047
United Parcel Service, Inc., Class B	10,000	1,486,300
		11,788,954
Information Technology (18.5%)
Accenture PLC, Class A	12,000	4,159,320
Adobe, Inc. (a)	3,840	1,937,664
Analog Devices, Inc.	8,745	1,729,674
Apple, Inc.	36,265	6,218,722
Applied Materials, Inc.	5,045	1,040,430
Cisco Systems, Inc.	35,515	1,772,554
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
Microsoft Corp.	31,275	13,158,018
TE Connectivity Ltd.	6,500	944,060
		30,960,442
Materials (1.8%)
Air Products and Chemicals, Inc.	6,005	1,454,831
AptarGroup, Inc.	10,500	1,510,845
		2,965,676
Utilities (0.5%)
Eversource Energy	13,755	822,136
TOTAL COMMON STOCKS (Cost $40,229,449)		116,285,896

Corporate Bonds (9.1%)
	Principal Amount ($)
Communication Services (0.8%)
Comcast Corp., 3.95%, 10/15/25	250,000	245,873
Comcast Corp., 3.30%, 4/1/27	250,000	239,298
Verizon Communications, Inc., 1.50%, 9/18/30	1,000,000	815,928
		1,301,099
Consumer Discretionary (1.8%)
Home Depot (The), Inc., 1.38%, 3/15/31	1,500,000	1,200,219
NIKE, Inc., 2.75%, 3/27/27	500,000	473,707
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	331,004
Toyota Motor Credit Corp., 1.45%, 1/13/25, MTN	1,000,000	970,520
		2,975,450
Consumer Staples (0.8%)
Estee Lauder (The) Cos., Inc., 1.95%, 3/15/31	1,675,000	1,387,165
Financials (0.8%)
John Deere Capital, 2.80%, 7/18/29, MTN	350,000	319,404
JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	500,000	476,837
Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	100,000	95,505
Mastercard, Inc., 3.30%, 3/26/27	150,000	144,406
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	267,463
		1,303,615
Health Care (1.8%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	97,951
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	238,137
Pfizer, Inc., 3.40%, 5/15/24	100,000	99,728
Pfizer, Inc., 1.70%, 5/28/30	1,300,000	1,092,573
Stryker Corp., 1.15%, 6/15/25	100,000	95,088

Schedule of Portfolio Investments
Boston Trust Walden Balanced Fund
March 31, 2024 (Unaudited)
Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Health Care (continued)
Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100	300,000	290,949
UnitedHealth Group, Inc., 2.88%, 8/15/29	1,200,000	1,094,790
		3,009,216
Industrials (0.7%)
3M Co., 3.00%, 8/7/25, MTN	250,000	242,881
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	140,196
Hubbell, Inc., 3.50%, 2/15/28	150,000	142,390
Hubbell, Inc., 2.30%, 3/15/31	500,000	417,396
United Parcel Service, Inc., 2.40%, 11/15/26, Callable 8/15/26 @ 100	200,000	188,243
		1,131,106
Information Technology (1.2%)
Apple, Inc., 3.00%, 6/20/27	200,000	190,598
Apple, Inc., 2.20%, 9/11/29	350,000	311,204
Intel Corp., 3.90%, 3/25/30	1,000,000	951,908
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	298,077
Oracle Corp., 2.50%, 4/1/25	200,000	193,971
		1,945,758
Materials (0.7%)
Air Products and Chemicals, Inc., 2.05%, 5/15/30	1,425,000	1,219,444
Utilities (0.5%)
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	1,000,000	921,685
TOTAL CORPORATE BONDS (Cost $16,718,940)		15,194,538

Municipal Bonds (0.4%)

Georgia (0.2%)
State of Georgia, GO, Series B, 1.40%, 8/1/33	350,000	268,108
Hawaii (0.2%)
State of Hawaii, GO, Series FZ, 1.87%, 8/1/33, Callable 8/1/30 @ 100	500,000	392,196
TOTAL MUNICIPAL BONDS (Cost $856,881)		660,304

U.S. Government & U.S. Government Agency Obligations (19.2%)

Federal Farm Credit Bank (0.5%)
2.75%, 7/16/27	250,000	237,091
2.85%, 3/2/28	750,000	709,585
		946,676
Federal Home Loan Bank (0.5%)
5.50%, 7/15/36	700,000	770,019
Federal National Mortgage Association (0.9%)
2.13%, 4/24/26	550,000	522,909
1.88%, 9/24/26	1,000,000	937,729
		1,460,638
U.S. Government & U.S. Government Agency Obligations (continued)
	Principal Amount ($)	Fair Value ($)
Government National Mortgage Association (0.0%) (b)
4.00%, 9/15/41	25,541	24,331
4.00%, 9/15/40	8,934	8,467
		32,798
U.S. Treasury Bond (2.4%)
3.88%, 5/15/43	4,285,000	3,960,779
U.S. Treasury Inflation Indexed Note (3.5%)
0.75%, 7/15/28	614,335	587,350
0.25%, 7/15/29	1,205,730	1,112,864
0.13%, 1/15/32	4,811,995	4,209,404
		5,909,618
U.S. Treasury Note (11.4%)
2.75%, 8/15/32	9,575,000	8,595,433
3.88%, 8/15/33	10,750,000	10,474,531
		19,069,964
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,589,619)		32,150,492

Investment Companies (1.4%)
	Shares
Northern Institutional Treasury Portfolio (Premier Class), 5.15% (c)	2,344,434	2,344,434
TOTAL INVESTMENT COMPANIES (Cost $2,344,434)		2,344,434
Total Investments (Cost $92,739,323) — 99.8%		166,635,664
Other assets in excess of liabilities — 0.2%		289,117
Net Assets — 100.0%		$166,924,781

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Rate disclosed is the seven day yield as of March 31, 2024.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden Equity Fund
March 31, 2024 (Unaudited)

Common Stocks (99.2%)
	Shares	Fair Value ($)
Communication Services (8.8%)
Alphabet, Inc., Class A (a)	48,270	7,285,391
Alphabet, Inc., Class C (a)	75,740	11,532,172
Comcast Corp., Class A	126,690	5,492,012
		24,309,575
Consumer Discretionary (8.7%)
AutoZone, Inc. (a)	1,510	4,758,991
Booking Holdings, Inc.	795	2,884,165
Home Depot (The), Inc.	4,215	1,616,874
Lowe's Cos., Inc.	12,450	3,171,389
McDonald's Corp.	8,485	2,392,346
NIKE, Inc., Class B	34,040	3,199,079
Ross Stores, Inc.	20,915	3,069,485
Starbucks Corp.	30,235	2,763,177
		23,855,506
Consumer Staples (4.3%)
Costco Wholesale Corp.	3,745	2,743,699
Hershey (The) Co.	14,835	2,885,408
PepsiCo, Inc.	35,205	6,161,227
		11,790,334
Energy (5.7%)
ConocoPhillips	103,105	13,123,204
Schlumberger NV	44,170	2,420,958
		15,544,162
Financials (14.4%)
American Express Co.	11,330	2,579,728
Chubb Ltd.	24,795	6,425,128
FactSet Research Systems, Inc.	6,100	2,771,779
JPMorgan Chase & Co.	52,265	10,468,679
Marsh & McLennan Cos., Inc.	15,365	3,164,883
Northern Trust Corp.	32,925	2,927,691
T. Rowe Price Group, Inc.	20,360	2,482,291
Visa, Inc., Class A	31,400	8,763,112
		39,583,291
Health Care (15.0%)
Agilent Technologies, Inc.	21,300	3,099,363
Becton, Dickinson and Co.	15,300	3,785,985
Cooper (The) Cos., Inc.	30,020	3,045,829
Danaher Corp.	4,385	1,095,022
Johnson & Johnson	47,645	7,536,962
Merck & Co., Inc.	35,565	4,692,802
Stryker Corp.	20,510	7,339,914
UnitedHealth Group, Inc.	14,910	7,375,977
Waters Corp. (a)	9,090	3,129,051
		41,100,905
Industrials (11.1%)
Automatic Data Processing, Inc.	15,740	3,930,908
Deere & Co.	12,095	4,967,900
Donaldson Co., Inc.	33,055	2,468,547
Hubbell, Inc.	10,790	4,478,389
Masco Corp.	18,570	1,464,802
Union Pacific Corp.	26,890	6,613,058
United Parcel Service, Inc., Class B	26,320	3,911,942
Veralto Corp.	1,453	128,823
W.W. Grainger, Inc.	2,605	2,650,066
		30,614,435
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (28.1%)
Accenture PLC, Class A	28,085	9,734,542
Adobe, Inc. (a)	7,890	3,981,294
Analog Devices, Inc.	23,625	4,672,789
Apple, Inc.	105,340	18,063,703
Applied Materials, Inc.	33,755	6,961,293
Cisco Systems, Inc.	81,470	4,066,168
KLA Corp.	3,975	2,776,816
Microsoft Corp.	57,450	24,170,364
TE Connectivity Ltd.	19,135	2,779,167
		77,206,136
Materials (2.2%)
Air Products and Chemicals, Inc.	13,275	3,216,134
AptarGroup, Inc.	19,950	2,870,606
		6,086,740
Utilities (0.9%)
Eversource Energy	38,930	2,326,846
TOTAL COMMON STOCKS (Cost $105,195,121)		272,417,930

Investment Companies (0.8%)

Northern Institutional Treasury Portfolio (Premier Class), 5.15% (b)	2,277,935	2,277,935
TOTAL INVESTMENT COMPANIES (Cost $2,277,935)		2,277,935
Total Investments (Cost $107,473,056) — 100.0%		274,695,865
Other assets in excess of liabilities — 0.0%		101,062
Net Assets — 100.0%		$274,796,927

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2024.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden Midcap Fund
March 31, 2024 (Unaudited)

Common Stocks (98.9%)
	Shares	Fair Value ($)
Communication Services (2.9%)
Cable One, Inc.	1,615	683,355
Electronic Arts, Inc.	14,385	1,908,458
Omnicom Group, Inc.	14,440	1,397,214
		3,989,027
Consumer Discretionary (11.2%)
AutoZone, Inc. (a)	815	2,568,595
Carter's, Inc.	17,250	1,460,730
Choice Hotels International, Inc.	14,435	1,823,862
Columbia Sportswear Co.	15,310	1,242,866
Ross Stores, Inc.	17,875	2,623,335
Ulta Beauty, Inc. (a)	4,855	2,538,582
Williams-Sonoma, Inc.	9,465	3,005,422
		15,263,392
Consumer Staples (7.1%)
BJ's Wholesale Club Holdings, Inc. (a)	27,800	2,103,070
Church & Dwight Co., Inc.	12,905	1,346,121
Dollar General Corp.	10,070	1,571,524
Hershey (The) Co.	9,295	1,807,877
McCormick & Co., Inc. (Non Voting)	18,800	1,444,028
Sysco Corp.	16,900	1,371,942
		9,644,562
Energy (2.9%)
Baker Hughes Co.	118,975	3,985,663
Financials (15.2%)
American Financial Group, Inc.	12,470	1,701,906
Brown & Brown, Inc.	19,015	1,664,573
Cboe Global Markets, Inc.	9,205	1,691,235
Cincinnati Financial Corp.	10,950	1,359,661
East West Bancorp, Inc.	16,975	1,342,892
Everest Re Group Ltd.	4,360	1,733,100
FactSet Research Systems, Inc.	5,710	2,594,567
M&T Bank Corp.	10,950	1,592,568
Northern Trust Corp.	20,980	1,865,542
SEI Investments Co.	44,415	3,193,438
T. Rowe Price Group, Inc.	16,575	2,020,824
		20,760,306
Health Care (12.3%)
Agilent Technologies, Inc.	13,375	1,946,196
Chemed Corp.	2,210	1,418,665
Cooper (The) Cos., Inc.	26,995	2,738,913
Laboratory Corp. of America Holdings	6,025	1,316,221
Medpace Holdings, Inc. (a)	3,210	1,297,321
Mettler-Toledo International, Inc. (a)	1,575	2,096,782
STERIS PLC	8,440	1,897,481
Teleflex, Inc.	6,310	1,427,133
Waters Corp. (a)	7,625	2,624,754
		16,763,466
Industrials (20.8%)
A O Smith Corp.	19,385	1,734,182
Allegion PLC	14,925	2,010,547
AMETEK, Inc.	13,800	2,524,020
Broadridge Financial Solutions, Inc.	6,280	1,286,521
Donaldson Co., Inc.	30,500	2,277,740
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Expeditors International of Washington, Inc.	14,900	1,811,393
Hubbell, Inc.	5,525	2,293,151
Lincoln Electric Holdings, Inc.	8,720	2,227,437
Nordson Corp.	8,140	2,234,756
Paychex, Inc.	30,335	3,725,138
Paycom Software, Inc.	9,525	1,895,570
Rockwell Automation, Inc.	5,275	1,536,766
W.W. Grainger, Inc.	2,725	2,772,142
		28,329,363
Information Technology (11.4%)
Amdocs Ltd.	14,985	1,354,194
ANSYS, Inc. (a)	6,365	2,209,673
Check Point Software Technologies Ltd. (a)	8,815	1,445,748
F5, Inc. (a)	8,455	1,602,984
Fortinet, Inc. (a)	29,125	1,989,529
TE Connectivity Ltd.	15,605	2,266,470
Teradyne, Inc.	26,000	2,933,580
Zebra Technologies Corp., Class A (a)	5,750	1,733,280
		15,535,458
Materials (6.8%)
AptarGroup, Inc.	15,910	2,289,290
Avery Dennison Corp.	8,260	1,844,045
Ball Corp.	24,515	1,651,331
Packaging Corp. of America	8,435	1,600,794
RPM International, Inc.	15,295	1,819,340
		9,204,800
Real Estate (3.6%)
AvalonBay Communities, Inc.	7,590	1,408,401
CubeSmart	29,065	1,314,319
Jones Lang LaSalle, Inc. (a)	11,070	2,159,646
		4,882,366
Utilities (4.7%)
Atmos Energy Corp.	11,490	1,365,816
Essential Utilities, Inc.	37,785	1,399,934
Eversource Energy	40,955	2,447,881
ONE Gas, Inc.	19,410	1,252,527
		6,466,158
TOTAL COMMON STOCKS (Cost $91,593,379)		134,824,561

Investment Companies (1.0%)

Northern Institutional Treasury Portfolio (Premier Class), 5.15% (b)	1,380,866	1,380,866
TOTAL INVESTMENT COMPANIES (Cost $1,380,866)		1,380,866
Total Investments (Cost $92,974,245) — 99.9%		136,205,427
Other assets in excess of liabilities — 0.1%		75,178
Net Assets — 100.0%		$136,280,605

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2024.

Schedule of Portfolio Investments
Boston Trust Walden Midcap Fund
March 31, 2024 (Unaudited)

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden SMID Cap Fund
March 31, 2024 (Unaudited)

Common Stocks (99.6%)
	Shares	Fair Value ($)
Communication Services (1.2%)
Interpublic Group of (The) Cos., Inc.	93,820	3,061,347
Consumer Discretionary (10.4%)
Carter's, Inc.	28,749	2,434,465
Cavco Industries, Inc. (a)	4,835	1,929,455
Choice Hotels International, Inc.	35,186	4,445,751
Columbia Sportswear Co.	34,519	2,802,253
Texas Roadhouse, Inc.	18,662	2,882,719
TopBuild Corp. (a)	13,725	6,049,019
Williams-Sonoma, Inc.	17,061	5,417,380
		25,961,042
Consumer Staples (4.8%)
BJ's Wholesale Club Holdings, Inc. (a)	68,091	5,151,084
Flowers Foods, Inc.	171,781	4,079,799
McCormick & Co., Inc. (Non Voting)	35,368	2,716,616
		11,947,499
Financials (16.6%)
American Financial Group, Inc.	27,875	3,804,380
Cboe Global Markets, Inc.	20,000	3,674,600
Cincinnati Financial Corp.	31,100	3,861,687
Cohen & Steers, Inc.	22,940	1,763,857
Commerce Bancshares, Inc.	30,016	1,596,851
East West Bancorp, Inc.	42,739	3,381,082
FactSet Research Systems, Inc.	8,400	3,816,876
International Bancshares Corp.	46,100	2,588,054
Jack Henry & Associates, Inc.	19,925	3,461,570
Northern Trust Corp.	33,665	2,993,492
SEI Investments Co.	71,510	5,141,569
Selective Insurance Group, Inc.	29,420	3,211,781
UMB Financial Corp.	26,033	2,264,611
		41,560,410
Health Care (9.4%)
Chemed Corp.	6,846	4,394,653
Cooper (The) Cos., Inc.	46,855	4,753,908
Medpace Holdings, Inc. (a)	8,900	3,596,935
Revvity, Inc.	18,286	1,920,030
Teleflex, Inc.	15,599	3,528,026
Waters Corp. (a)	15,740	5,418,180
		23,611,732
Industrials (27.9%)
A O Smith Corp.	49,100	4,392,486
Acuity Brands, Inc.	12,754	3,427,382
Allegion PLC	29,500	3,973,945
Applied Industrial Technologies, Inc.	30,775	6,079,601
Donaldson Co., Inc.	62,641	4,678,030
ExlService Holdings, Inc. (a)	134,354	4,272,457
Expeditors International of Washington, Inc.	27,937	3,396,301
Franklin Electric Co., Inc.	21,738	2,321,836
Hubbell, Inc.	11,820	4,905,891
IDEX Corp.	24,500	5,978,490
Lincoln Electric Holdings, Inc.	15,380	3,928,667
Masco Corp.	35,525	2,802,212
Middleby (The) Corp. (a)	17,136	2,755,297
Nordson Corp.	18,068	4,960,389
Paycom Software, Inc.	17,835	3,549,343
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Robert Half International, Inc.	31,457	2,493,911
Snap-on, Inc.	12,330	3,652,393
Toro (The) Co.	26,166	2,397,591
		69,966,222
Information Technology (15.6%)
Akamai Technologies, Inc. (a)	19,025	2,069,159
Amdocs Ltd.	35,650	3,221,690
Aspen Technology, Inc. (a)	12,295	2,622,278
Check Point Software Technologies Ltd. (a)	22,205	3,641,842
Dolby Laboratories, Inc., Class A	37,518	3,142,883
F5, Inc. (a)	22,755	4,314,120
Manhattan Associates, Inc. (a)	12,456	3,116,865
NetApp, Inc.	34,682	3,640,569
Progress Software Corp.	56,273	2,999,914
Qualys, Inc. (a)	28,500	4,755,795
Teradyne, Inc.	23,175	2,614,835
Zebra Technologies Corp., Class A (a)	9,765	2,943,562
		39,083,512
Materials (6.6%)
AptarGroup, Inc.	33,495	4,819,596
Avery Dennison Corp.	14,345	3,202,521
Packaging Corp. of America	15,430	2,928,306
RPM International, Inc.	32,295	3,841,490
Silgan Holdings, Inc.	38,465	1,867,860
		16,659,773
Real Estate (7.1%)
Camden Property Trust	22,524	2,216,362
CubeSmart	57,295	2,590,880
Healthpeak Properties, Inc.	132,801	2,490,017
Jones Lang LaSalle, Inc. (a)	18,665	3,641,355
Lamar Advertising Co., Class A	27,907	3,332,375
STAG Industrial, Inc.	93,387	3,589,796
		17,860,785
TOTAL COMMON STOCKS (Cost $191,406,308)		249,712,322

Investment Companies (1.1%)

Northern Institutional Treasury Portfolio (Premier Class), 5.15% (b)	2,689,456	2,689,456
TOTAL INVESTMENT COMPANIES (Cost $2,689,456)		2,689,456
Total Investments (Cost $194,095,764) — 100.7%		252,401,778
Liabilities in excess of other assets — (0.7)%		(1,746,551)
Net Assets — 100.0%		$250,655,227

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2024.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden Small Cap Fund
March 31, 2024 (Unaudited)

Common Stocks (99.3%)
	Shares	Fair Value ($)
Communication Services (1.6%)
Cable One, Inc.	25,926	10,970,068
Shutterstock, Inc.	235,521	10,789,217
		21,759,285
Consumer Discretionary (9.7%)
Carter's, Inc.	260,975	22,099,363
Cavco Industries, Inc. (a)	51,247	20,450,628
Choice Hotels International, Inc.	179,735	22,709,517
Columbia Sportswear Co.	308,750	25,064,325
Installed Building Products, Inc.	53,590	13,865,341
Texas Roadhouse, Inc.	159,705	24,669,631
		128,858,805
Consumer Staples (6.9%)
Central Garden & Pet Co., Class A (a)	263,470	9,727,312
Flowers Foods, Inc.	1,104,351	26,228,336
Lancaster Colony Corp.	124,904	25,933,818
Sprouts Farmers Market, Inc. (a)	473,815	30,551,591
		92,441,057
Energy (4.5%)
Cactus, Inc., Class A	524,898	26,292,141
Core Laboratories, Inc.	501,102	8,558,822
Helmerich & Payne, Inc.	606,003	25,488,486
		60,339,449
Financials (14.6%)
1st Source Corp.	171,367	8,983,058
Cathay General Bancorp	278,900	10,550,787
Cohen & Steers, Inc.	245,611	18,885,030
Commerce Bancshares, Inc.	257,502	13,699,106
Donnelley Financial Solutions, Inc. (a)	321,925	19,962,569
Evercore, Inc.	119,449	23,004,683
Hanover Insurance Group (The), Inc.	144,025	19,611,884
Independent Bank Corp.	252,150	13,116,843
International Bancshares Corp.	356,947	20,039,005
Lakeland Financial Corp.	133,281	8,839,196
Selective Insurance Group, Inc.	237,080	25,882,024
UMB Financial Corp.	144,094	12,534,737
		195,108,922
Health Care (14.9%)
Atrion Corp.	13,765	6,380,766
Chemed Corp.	43,325	27,811,617
Corcept Therapeutics, Inc. (a)	763,075	19,221,859
CorVel Corp. (a)	109,608	28,822,520
Globus Medical, Inc., Class A (a)	299,902	16,086,743
Haemonetics Corp. (a)	285,881	24,399,943
ICU Medical, Inc. (a)	134,779	14,464,482
Inmode Ltd. (a)	574,467	12,414,232
Medpace Holdings, Inc. (a)	63,245	25,560,467
US Physical Therapy, Inc.	213,300	24,075,171
		199,237,800
Industrials (19.5%)
Acuity Brands, Inc.	79,832	21,453,253
Applied Industrial Technologies, Inc.	151,436	29,916,182
Comfort Systems U.S.A., Inc.	43,440	13,801,322
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
CSG Systems International, Inc.	327,362	16,872,237
Donaldson Co., Inc.	383,488	28,638,884
ExlService Holdings, Inc. (a)	818,519	26,028,904
Franklin Electric Co., Inc.	253,220	27,046,428
Insperity, Inc.	92,509	10,139,912
Landstar System, Inc.	92,118	17,756,666
MSC Industrial Direct Co., Inc., Class A	207,017	20,088,930
UniFirst Corp.	54,865	9,515,237
Valmont Industries, Inc.	47,154	10,764,315
Watts Water Technologies, Inc., Class A	128,429	27,297,584
		259,319,854
Information Technology (13.6%)
Badger Meter, Inc.	97,825	15,829,063
InterDigital, Inc.	250,950	26,716,137
Littelfuse, Inc.	126,500	30,657,275
Plexus Corp. (a)	159,002	15,076,570
Power Integrations, Inc.	323,024	23,112,367
Progress Software Corp.	424,105	22,609,038
Qualys, Inc. (a)	152,426	25,435,327
Teradata Corp. (a)	579,878	22,423,882
		181,859,659
Materials (6.2%)
AptarGroup, Inc.	192,129	27,645,442
Minerals Technologies, Inc.	255,538	19,236,901
Sensient Technologies Corp.	217,425	15,043,636
Silgan Holdings, Inc.	427,715	20,769,840
		82,695,819
Real Estate (4.6%)
Four Corners Property Trust, Inc.	407,340	9,967,610
Healthpeak Properties, Inc.	1	9
Jones Lang LaSalle, Inc. (a)	131,900	25,732,371
STAG Industrial, Inc.	654,310	25,151,677
		60,851,667
Utilities (3.2%)
Chesapeake Utilities Corp.	63,230	6,784,579
IDACORP, Inc.	157,479	14,628,224
ONE Gas, Inc.	190,560	12,296,837
Unitil Corp.	159,679	8,359,196
		42,068,836
TOTAL COMMON STOCKS (Cost $1,007,668,263)		1,324,541,153

Investment Companies (0.7%)

Northern Institutional Treasury Portfolio (Premier Class), 5.15% (b)	9,189,929	9,189,929
TOTAL INVESTMENT COMPANIES (Cost $9,189,929)		9,189,929
Total Investments (Cost $1,016,858,192) — 100.0%		1,333,731,082
Liabilities in excess of other assets — (0.0)%		(200,608)
Net Assets — 100.0%		$1,333,530,474

Schedule of Portfolio Investments
Boston Trust Walden Small Cap Fund
March 31, 2024 (Unaudited)
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2024.

Schedule of Portfolio Investments
Boston Trust Walden International Equity Fund
March 31, 2024 (Unaudited)

Common Stocks (98.4%)
	Shares	Fair Value ($)
Australia (5.3%)
Brambles Ltd.	262,700	2,769,933
Insurance Australia Group Ltd.	640,300	2,670,532
Woodside Energy Group Ltd.	107,800	2,153,406
		7,593,871
Canada (8.6%)
BCE, Inc.	19,300	655,848
Canadian National Railway Co.	20,300	2,673,147
Intact Financial Corp.	5,200	844,715
Magna International, Inc.	38,200	2,080,970
Royal Bank of Canada	36,100	3,641,048
Toronto-Dominion (The) Bank	29,100	1,756,248
Tourmaline Oil Corp.	15,100	705,978
		12,357,954
Denmark (3.3%)
Novo Nordisk A/S, Class B	30,000	3,842,878
Novonesis (Novozymes), Class B	14,500	851,013
		4,693,891
Finland (1.8%)
Kone OYJ, Class B	55,000	2,558,285
France (11.0%)
Air Liquide SA	15,900	3,313,576
Dassault Systemes SE	36,100	1,596,746
EssilorLuxottica SA	5,400	1,224,688
Legrand SA	15,200	1,608,129
L'Oreal SA	4,200	1,991,901
Publicis Groupe SA	12,700	1,384,033
Schneider Electric SE	16,000	3,618,117
Societe BIC SA	14,300	1,021,207
		15,758,397
Germany (6.8%)
Allianz SE (Registered)	3,400	1,018,929
Deutsche Boerse AG	14,200	2,905,465
Hannover Rueck SE	5,600	1,532,620
Merck KGaA	10,500	1,853,126
SAP SE	12,600	2,453,134
		9,763,274
Hong Kong (0.4%)
Sino Land Co. Ltd.	548,000	569,660
Ireland (1.1%)
Smurfit Kappa Group PLC	34,100	1,555,563
Israel (1.2%)
Check Point Software Technologies Ltd. (a)	5,500	902,055
Nice Ltd. (a)	3,500	911,939
		1,813,994
Italy (1.7%)
FinecoBank Banca Fineco SpA	64,000	958,390
Terna - Rete Elettrica Nazionale	175,500	1,455,417
		2,413,807
Japan (20.0%)
Chiba Bank (The) Ltd.	236,200	1,966,262
Inpex Corp.	113,100	1,723,359
Common Stocks (continued)
	Shares	Fair Value ($)
Japan (continued)
Kakaku.com, Inc.	53,700	650,305
Mitsubishi Estate Co. Ltd.	98,500	1,791,790
Nippon Telegraph & Telephone Corp.	2,030,200	2,417,019
Nitto Denko Corp.	30,600	2,796,414
Nomura Research Institute Ltd.	54,000	1,524,182
Oracle Corp.	27,200	2,044,250
Sumitomo Mitsui Financial Group, Inc.	48,900	2,858,716
Sysmex Corp.	121,500	2,167,908
Terumo Corp.	139,800	2,562,448
Tokio Marine Holdings, Inc.	44,200	1,388,266
Toyota Motor Corp.	190,500	4,788,431
		28,679,350
Jersey, C.I. (1.0%)
Experian PLC	34,100	1,488,671
Netherlands (5.8%)
ASML Holding NV	3,300	3,168,274
ING Groep NV	78,700	1,296,118
Koninklijke Ahold Delhaize NV	32,200	962,774
Koninklijke Vopak NV	34,700	1,337,077
Wolters Kluwer NV	10,000	1,566,086
		8,330,329
Norway (1.1%)
Equinor ASA	59,100	1,585,734
Singapore (1.6%)
DBS Group Holdings Ltd.	58,900	1,575,410
Singapore Exchange Ltd.	110,000	751,280
		2,326,690
Spain (1.7%)
Industria de Diseno Textil SA	47,900	2,412,092
Sweden (3.2%)
Assa Abloy AB, Class B	39,500	1,133,049
Atlas Copco AB, Class A	119,400	2,014,914
Svenska Handelsbanken AB, Class A	140,200	1,417,854
		4,565,817
Switzerland (8.8%)
Cie Financiere Richemont SA (Registered)	20,000	3,059,485
Nestle SA (Registered)	43,000	4,565,758
Roche Holding AG	12,000	3,063,322
Sonova Holding AG (Registered)	3,100	897,247
Zurich Insurance Group AG	1,900	1,024,443
		12,610,255
United Kingdom (13.1%)
Compass Group PLC	67,200	1,969,436
Croda International PLC	16,100	998,564
Johnson Matthey PLC	86,700	1,956,566
National Grid PLC	213,800	2,876,352
Next PLC	24,300	2,837,200
Reckitt Benckiser Group PLC	17,100	972,802
RELX PLC (London Exchange)	69,300	2,994,388

Schedule of Portfolio Investments
Boston Trust Walden International Equity Fund
March 31, 2024 (Unaudited)
Common Stocks (continued)
	Shares	Fair Value ($)
United Kingdom (continued)
Schroders PLC	203,400	969,010
Unilever PLC	63,800	3,203,791
		18,778,109
United States (0.9%)
Tenaris SA	69,200	1,367,332
TOTAL COMMON STOCKS (Cost $109,837,874)		141,223,075

Investment Companies (1.0%)
	Principal Amount ($)
Northern Institutional Treasury Portfolio (Premier Class), 5.15% (b)	1,437,625	1,437,625
TOTAL INVESTMENT COMPANIES (Cost $1,437,625)		1,437,625
Total Investments (Cost $111,275,499) — 99.4%		142,660,700
Other assets in excess of liabilities — 0.6%		891,949
Net Assets — 100.0%		$143,552,649

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2024.

PLC	Public Limited Company
The Fund invested, as a percentage of net assets at value, in the following industries as of March 31, 2024:
Industry	Percentage of Total Net Assets
Financials	20.0%
Industrials	16.3
Consumer Discretionary	11.9
Health Care	11.0
Information Technology	8.7
Consumer Staples	8.2
Materials	7.9
Energy	6.1
Communication Services	3.7
Utilities	3.0
Real Estate	1.6
Investment Companies	1.0
Other net assets	0.6
Total	100.0%